Issued Capital - Schedule of Movements in Ordinary Share Capital (Details)	Dec. 31, 2025 USD ($) $ / shares shares
Schedule of Movements in Ordinary Share Capital [Line Items]
Shares | shares	11,183,694
Amount | $	$ 36,085,115
Shares Issued in Lieu of Advisory & Marketing Services [Member]
Schedule of Movements in Ordinary Share Capital [Line Items]
Date	Sep. 18, 2025
Shares | shares	160,000
Issue Price | $ / shares	$ 2.1945
Amount | $	$ 351,120
Share Issued in Lieu of Marketing Services [Member]
Schedule of Movements in Ordinary Share Capital [Line Items]
Date	Sep. 18, 2025
Shares | shares	250,000
Issue Price | $ / shares	$ 2.0292
Amount | $	$ 507,290
Share Purchase Agreement - Lincoln Park [Member]
Schedule of Movements in Ordinary Share Capital [Line Items]
Date	Sep. 03, 2025
Shares | shares	47,846
Issue Price | $ / shares	$ 1.7183
Amount | $	$ 82,215
Share Purchase Agreement - Lincoln Park One [Member]
Schedule of Movements in Ordinary Share Capital [Line Items]
Date	Sep. 19, 2025
Shares | shares	38,051
Issue Price | $ / shares	$ 2.0399
Amount | $	$ 77,620
Share Purchase Agreement - Lincoln Park Two [Member]
Schedule of Movements in Ordinary Share Capital [Line Items]
Date	Sep. 24, 2025
Shares | shares	38,819
Issue Price | $ / shares	$ 2.1976
Amount | $	$ 85,310
Share Purchase Agreement - Lincoln Park Three [Member]
Schedule of Movements in Ordinary Share Capital [Line Items]
Date	Sep. 30, 2025
Shares | shares	39,556
Issue Price | $ / shares	$ 2.0966
Amount | $	$ 82,934
Share Purchase Agreement - Lincoln Park Four [Member]
Schedule of Movements in Ordinary Share Capital [Line Items]
Date	Oct. 01, 2025
Shares | shares	41,425
Issue Price | $ / shares	$ 1.9513
Amount | $	$ 80,832
Share Purchase Agreement - Lincoln Park Five [Member]
Schedule of Movements in Ordinary Share Capital [Line Items]
Date	Oct. 16, 2025
Shares | shares	42,337
Issue Price | $ / shares	$ 1.9668
Amount | $	$ 83,269
Share Purchase Agreement - Lincoln Park Six [Member]
Schedule of Movements in Ordinary Share Capital [Line Items]
Date	Nov. 11, 2025
Shares | shares	25,000
Issue Price | $ / shares	$ 1.6526
Amount | $	$ 41,316
Share Purchase Agreement - Lincoln Park Seven [Member]
Schedule of Movements in Ordinary Share Capital [Line Items]
Date	Nov. 14, 2025
Shares | shares	25,000
Issue Price | $ / shares	$ 1.5286
Amount | $	$ 38,214
Share Purchase Agreement - Lincoln Park Eight [Member]
Schedule of Movements in Ordinary Share Capital [Line Items]
Date	Nov. 18, 2025
Shares | shares	25,000
Issue Price | $ / shares	$ 1.4939
Amount | $	$ 37,348
Share Purchase Agreement - Lincoln Park Nine [Member]
Schedule of Movements in Ordinary Share Capital [Line Items]
Date	Nov. 21, 2025
Shares | shares	25,000
Issue Price | $ / shares	$ 1.3653
Amount | $	$ 34,133
Share Purchase Agreement - Lincoln Park Ten [Member]
Schedule of Movements in Ordinary Share Capital [Line Items]
Date	Nov. 24, 2025
Shares | shares	75,000
Issue Price | $ / shares	$ 1.6404
Amount | $	$ 123,027
Share Purchase Agreement - Lincoln Park Eleven [Member]
Schedule of Movements in Ordinary Share Capital [Line Items]
Date	Dec. 15, 2025
Shares | shares	25,000
Issue Price | $ / shares	$ 1.4443
Amount | $	$ 36,107
Share issued in lieu of Marketing services [Member]
Schedule of Movements in Ordinary Share Capital [Line Items]
Date	Nov. 26, 2025
Shares | shares	250,000
Issue Price | $ / shares	$ 1.6383
Amount | $	$ 409,583
Share Purchase Agreement - Lincoln Park Thirteen [Member]
Schedule of Movements in Ordinary Share Capital [Line Items]
Date	Dec. 16, 2025
Shares | shares	47,635
Issue Price | $ / shares	$ 1.447
Amount | $	$ 68,928
Ordinary Share Capital [Member]
Schedule of Movements in Ordinary Share Capital [Line Items]
Date	Jul. 01, 2025
Shares | shares	10,028,025
Issue Price | $ / shares	$ 0
Amount | $	$ 33,945,869